Subsequent Events (Details Narrative) - $ / shares	Mar. 14, 2017	Dec. 31, 2016	Aug. 16, 2016	Dec. 31, 2015
Common stock par value		$ 0.001	$ 0.001	$ 0.001
Maximum [Member]
Common stock, shares authorized			80,000,000
Subsequent Event [Member]
Common stock par value	$ 0.001
Common stock shares authorized unlimited	Unlimited
Subsequent Event [Member] | Maximum [Member]
Common stock, shares authorized	80,000,000